Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Taxes [Line Items]
Assessable profits		$ 2,000,000
Income tax rate, percentage	25.00%	25.00%
Total tax exemption	$ 38,748		$ 25,048	$ 17,303
U.S. federal corporate income tax rate, percentage	21.00%	21.00%
Tax rates and tax exemption amount	$ 141,611		$ 480,781	$ 339,626
Effect of favorable tax rate | $ / shares	$ 0.03		$ 2.34	$ 2.35
Cumulative NOL			$ 16,104,143
Additional NOL	$ 906,068
Remaining balance carried forward	$ 2,882,465
Xinjiang United Family [Member]
Taxes [Line Items]
Favorable tax rate, percentage	25.00%	25.00%	25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Percentage of subject to profit taxes rate	8.25%	8.25%
Assessable profits		$ 2,000,000
Assessable profit, percentage	16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Income tax rate, percentage	25.00%	25.00%
United States [Member]
Taxes [Line Items]
Remaining balance carried forward	$ 17,010,211
Percentage of valuation allowance for deferred tax assets	100.00%	100.00%	100.00%